Financial and other non-current assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial and other non-current assets [abstract]
Financial and other non-current assets
14. Financial and other non-current assets
Financial assets
(USD millions)	2023	2022

Equity securities	1 403	1 145

Debt securities	29	37

Fund investments	190	281

Total financial investments	1 622	1 463

Long-term receivables from finance subleases	104	59

Other long-term receivables	214	197

Contingent consideration receivables [1]	553	607

Long-term loans, advances and security deposits	114	85

Total financial assets	2 607	2 411

[1] Note 30 provides additional disclosures related to contingent consideration.
Other non-current assets
(USD millions)	2023	2022

Deferred compensation plans	439	419

Prepaid post-employment benefit plans [1]	545	491

Other non-current assets	215	200

Total other non-current assets	1 199	1 110

[1] Note 26 provides additional disclosures related to post-employment benefits.